Long term investment	12 Months Ended
Dec. 31, 2017
ZHEJIANG TIANLAN
Long term investment

The Group's long-term investments consist of minority ownership interests in two limited liability companies, generally from private equity arrangements. These investments are carried under the equity method of accounting, with changes in the carrying value reported as realized gains or losses in the consolidated financial statements. During the year ended December 31, 2017, the Company and its subsidiary, invested RMB2,373,000 and RMB276,000 (totally RMB2,649,000) into two limited liability companies respectively. The carrying values of these investments approximately RMB1,861,000 and RMB130,000 (totally RMB1,991,000) as at December 31, 2017 (December 31, 2016: Nil).

ZHEJIANG JIAHUAN
Long term investment
	2017
		Gross unrealized
	Amortized cost	Gains	Losses	Fair Value
	RMB’000	RMB’000	RMB’000	RMB’000
Long term investment:
Unlisted investment	69	-	-	69

	2016
		Gross unrealized
	Amortized cost	Gains	Losses	Fair Value
	RMB’000	RMB’000	RMB’000	RMB’000
Long term investment:
Unlisted investment	69	-	-	69

Long term investment valued at amortized cost, the fair value of the unlisted investment approximates its book value.